FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 23, 2020	Sep. 08, 2020	May 12, 2020	Jun. 27, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	$ 1,654.5	$ 1,608.8
Assets	3,971.6	4,154.3
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	498.0	524.6
Assets	728.6	1,078.1
Recurring fair value measurement | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	29.2	23.3
Marketable securities and warrants | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	40.4	16.4
Embedded derivative | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1.5	8.4
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0.0	0.0
Assets	19.3	14.7
Level 3 | Recurring fair value measurement | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0.0	0.0
Level 3 | Marketable securities and warrants | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.4	0.4
Reduction in value of marketable securities	0.0
Change in fair value reported in OCI, net of income taxes	0.0
Level 3 | Embedded derivative | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 0.0	$ 0.0
5.75% senior notes | Fixed interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest rate	5.75%	5.75%	5.75%
5.75% senior notes | Recurring fair value measurement | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	$ 446.0
5.75% senior notes | Level 3 | Recurring fair value measurement | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0.0
7.0% Senior Notes | Fixed interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest rate		7.00%		7.00%
7.0% Senior Notes | Recurring fair value measurement | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		$ 460.4
Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest rate					5.95%	5.23%
Equipment loans | Recurring fair value measurement | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	19.1	28.9
Equipment loans | Level 3 | Recurring fair value measurement | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	$ 0.0	$ 0.0